Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized (in Shares)	1,900,000,000	1,900,000,000
Ordinary shares, shares issued (in Shares)	7,391,376	7,391,376
Ordinary shares, shares outstanding (in Shares)	7,391,376	7,391,376
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	40,000,000	40,000,000
Ordinary shares, shares outstanding (in Shares)	40,000,000	40,000,000